                  SUPPLEMENT TO THE STANDARD CLASS PROSPECTUSES
                                     FOR THE
                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
                              DATED APRIL 30, 2010

                      LVIP WILSHIRE AGGRESSIVE PROFILE FUND

The Fee and Expense Table on Pages 1 and 2 is deleted in its entirety and replaced with the following:

FEES AND EXPENSES

The table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases                       N/A
     Deferred Sales Charge (Load)                                           N/A
     Maximum Sales Charge (Load) imposed on
      Reinvested Dividends                                                  N/A
     Redemption Fee                                                         N/A
     Exchange Fee                                                           N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fee                                                        0.25%
     Distribution and/or Service (12b-1 fees)                              None
     Other Expenses                                                        0.11%
     Acquired Fund Fees and Expenses (AFFE)                                0.86%
     Total Annual Fund Operating Expenses/1/                               1.22%

/1/ The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.


EXAMPLE

This example is intended to help you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. This example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

                           1 year    3 years    5 years   10 years
                          --------  ---------  --------- ----------
                             $124       $387       $670     $1,477


This Supplement is dated April 30, 2010.

                 PLEASE KEEP THIS SUPPLEMENT WITH YOUR RECORDS.

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                  SUPPLEMENT TO THE SERVICE CLASS PROSPECTUSES
                                     FOR THE
                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
                              DATED APRIL 30, 2010

                      LVIP WILSHIRE AGGRESSIVE PROFILE FUND

The Fee and Expense Table on Pages 1 and 2 is deleted in its entirety and replaced with the following:

FEES AND EXPENSES

The table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases                       N/A
     Deferred Sales Charge (Load)                                           N/A
     Maximum Sales Charge (Load) imposed on
      Reinvested Dividends                                                  N/A
     Redemption Fee                                                         N/A
     Exchange Fee                                                           N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fee                                                        0.25%
     Distribution and/or Service (12b-1 fees)                              0.25%
     Other Expenses                                                        0.11%
     Acquired Fund Fees and Expenses (AFFE)                                0.86%
     Total Annual Fund Operating Expenses/1/                               1.47%

/1/ The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. This example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

                           1 year    3 years    5 years   10 years
                          --------  ---------  --------- ----------
                             $150       $465       $803     $1,757

This Supplement is dated April 30, 2010.

                 PLEASE KEEP THIS SUPPLEMENT WITH YOUR RECORDS.